SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
As of December 31, 2018 and June 30, 2019, share capital is composed of ordinary shares, as follows:

	Number of ordinary shares
	December 31,	June 30,
	2018	2019

Authorized share capital	250,000,000	250,000,000

Issued and paid-up share capital	114,933,144	147,183,744

	In USD and NIS
	December 31,	June 30,
	2018	2019

Authorized share capital (in NIS)	25,000,000	25,000,000

Issued and paid-up share capital (in NIS)	11,493,314	14,718,374

Issued and paid-up share capital (in USD)	3,109,746	4,000,676